Shareholders' equity - Ordinary Shares, Ordinary Shares B, Cumulative Preference Shares, and Dividend Policy (Details)	1 Months Ended	12 Months Ended	18 Months Ended
	Nov. 30, 2021 € / shares	Dec. 31, 2021 depositoryReceipt registeredHolder € / shares shares	Oct. 29, 2022	Dec. 31, 2020 € / shares shares	Dec. 31, 2019 shares
Class of Stock [Line Items]
Common stock, shares, outstanding (in shares)		402,601,613		416,514,034	419,810,706
Number of fractional shares (in shares)		900
Shares, issued (in shares)					425,659,704
Number of depository receipts | depositoryReceipt		96,566,077
Period in which company to repurchase or cancel cumulative preference shares		20 months
Dividends declared (in EUR per share) | € / shares		€ 5.50
Dividends paid (in EUR per share) | € / shares	€ 1.80
Dividends payable (in EUR per share) | € / shares		€ 3.70		€ 2.75
Dividend payable, increase (in percentage)		100.00%
Scenario, plan
Class of Stock [Line Items]
Maximum share and/or rights issuance, percentage over issued share capital (in percentage)			0.05
Additional share issuance, percentage over issued share capital (in percentage)			0.05
Maximum restriction of preemptive rights, percentage over issued share capital (in percentage)			0.05
Maximum ordinary share purchase price, market price (in percentage)			1.10
Common Class B
Class of Stock [Line Items]
Shares, issued (in shares)		0
Cumulative Preferred Stock
Class of Stock [Line Items]
Shares, issued (in shares)		0
United States
Class of Stock [Line Items]
Common stock, shares, outstanding (in shares)		82,915,935
Number of registered holders | registeredHolder		286